Fair value of financial instruments - Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 8,049	£ 5,794	£ 7,029
Other income	170	88	31
Other comprehensive income	(4,361)	(2,218)	(395)
Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(858)	(428)
Other income	(67)	153
Other comprehensive income	1	0
Total	(924)	(275)
Level 3 | Investment properties
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(1)	0
Other comprehensive income	0	0
Total	(1)	0
Level 3 | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	(80)	(196)
Other income	0	0
Other comprehensive income	0	0
Total	(80)	(196)
Trading portfolio liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	8	(5)
Other income	0	0
Other comprehensive income	0	0
Total	8	(5)
Financial liabilities designated at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	55	16
Other income	0	(1)
Other comprehensive income	0	0
Total	55	15
Trading portfolio assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(290)	(67)
Other income	0	0
Other comprehensive income	0	0
Total	(290)	(67)
Trading portfolio assets | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Trading income	6,021	3,992	£ 5,342
Financial assets at fair value through the income statement | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(551)	(176)
Other income	(66)	154
Other comprehensive income	0	0
Total	(617)	(22)
Fair value through other comprehensive income | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	1	0
Total	£ 1	£ 0